Schedule of Intangible Asset Net (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Xepi® license	$ 4,600	$ 4,600	$ 4,600
Less: Accumulated amortization	(1,882)	(1,568)	(1,150)
Intangible asset, net	$ 2,718	$ 3,032	$ 3,450